Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Sales Inducements [Abstract]
Changes in Deferred Sales Inducements
Changes in sales inducement activity are as follows:

	For the years ended December 31,
	2012	2011	2010
Balance, beginning of period	$186	$197	$194
Sales inducements deferred	4	6	10
Amortization—Unlock	(59)	(4)	(9)
Amortization charged to income	(13)	(13)	2
Balance, end of period	$118	$186	$197